Significant Items Within the Income Statement - Summary of Non-underlying Items Related to Gross Profit and Operating Costs (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of non underlying items [Abstract]
Acquisition and disposal-related credit/(costs	€ 148	€ (69)
Gain/(loss) on disposal of group companies		308
Restructuring costs	(367)	(318)
Impairment and other one-off items	(219)
Non-underlying items within operating profit before tax	(438)	(79)
Tax on non-underlying items within operating profit	170	(21)
Non-underlying items within operating profit after tax	(268)	(100)
Non-underlying items not in operating profit but within net profit:
Impact of US tax reform	(29)
Non-underlying items not in operating profit but within net profit after tax	(29)
Non-underlying items after tax	(297)	(100)
Attributable to:
Non-controlling interests	(10)	(4)
Shareholders' equity	€ (287)	€ (96)